SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment, net (Details)	Dec. 31, 2025
Furniture | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	3 years
Furniture | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years
Machinery and equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	3 years
Machinery and equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	10 years
Building
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	50 years
Office and electronic equipment | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	2 years
Office and electronic equipment | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	5 years
Motor vehicles | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	3 years
Motor vehicles | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Property, plant and equipment, useful life	4 years